Note 6 - Employee Benefit Plans (Details) - Expected Benefit Payments (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Expected Benefit Payments [Line Items]
2014	$ 56
2015	60
2016	63
2017	66
2018	68
2019-2023	366
Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Expected Benefit Payments [Line Items]
2014	20
2015	20
2016	21
2017	22
2018	23
2019-2023	$ 123